INVESTMENTS IN EQUITY METHOD INVESTEE (Tables)	12 Months Ended
Mar. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity method investments
The following table provides a reconciliation of the investments in equity method investees in the Group's consolidated balance sheet as of March 31, 2016 and 2017 and the amount of underlying equity in net assets of the equity investees:

	As of March 31,
	2016	2017
	$	$

The Group's proportionate share of equity in the net assets of equity investees	5	5
Less: Accumulated impairment losses recognized	(5)	(5)
Investments in equity investees reported in the consolidated balance sheet	–	–